Segment and Geographical Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of major customers [line items]
Revenues	$ 522,701	$ 437,885
One customer | Revenues
Disclosure of major customers [line items]
Revenue percentage	10.00%
Customers [member] | Revenues
Disclosure of major customers [line items]
Revenue percentage	10.00%
Revenues | One customer
Disclosure of major customers [line items]
Revenues	$ 109,743	63,391
Accounts Receivable And Other Receivables [Member] | One customer
Disclosure of major customers [line items]
Revenues	$ 10,777	$ 19,771
Revenue percentage	11.70%	19.60%